Lease Transactions [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Profit or Loss of Lease Transactions as a Lessee [Table Text Block]
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2020 and 2021:

	2020	2021
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥5,455	¥4,971
Interest on lease liabilities	460	240
Operating lease cost	99,939	91,276

Information of Lease Transactions as a Lessee [Table Text Block]

	2020	2021
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥482	¥331
Operating cash flows from operating leases	106,103	102,982
Financing cash flows from finance leases	7,090	7,709
Right-of-use assets obtained in exchange for new finance lease liabilities	12,754	3,487
Right-of-use assets obtained in exchange for new operating lease liabilities	46,482	50,564
Weighted-average remaining lease term:
Finance leases	4.4 years	4.1 years
Operating leases	9.5 years	8.3 years
Weighted-average discount rate:
Finance leases	0.99%	0.87%
Operating leases	1.16%	0.97%

Maturities of Lease Liabilities as a Leasee [Table Text Block]

	Finance leases	Operating leases
	(in millions)
2022	¥7,550	¥106,423
2023	5,397	81,112
2024	3,735	60,525
2025	1,585	51,303
2026	748	41,089
2027 and thereafter	2,090	163,125

Total undiscounted cash flows	21,105	503,577
Difference between undiscounted and discounted cash flows	(968)	(27,473)

Amount on balance sheet	¥20,137	¥476,104

Profit or Loss of Lease Transactions as a Lessor [Table Text Block]

	2020	2021
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥119,010	¥122,810
Operating leases:
Lease income	7,856	3,663

Total	¥126,866	¥126,473

Component of Direct Financing Lease Transactions [Table Text Block]

	2020	2021
	(in millions)
Lease receivables (undiscounted)	¥2,193,360	¥1,913,852
Adjustments:
Discounted unguaranteed residual value	15,515	15,435
Initial direct cost on sales type and direct financing leases	29,562	27,869
Deferred selling profit	(364,206)	(313,784)

Net investment in sales type and direct financing leases	¥1,874,231	¥1,643,372

Maturity of the Lease Payment Receivables of Direct Financing Lease Transactions [Table Text Block]

Lease receivables
(in millions)
2022	¥460,067
2023	417,653
2024	352,767
2025	270,563
2026	188,168
2027 and thereafter	224,634

Total undiscounted cash flows	1,913,852
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(270,480)

Amount on balance sheet	¥1,643,372